ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional information (Details) - CNY (¥) ¥ in Millions		12 Months Ended
	Dec. 01, 2004	Sep. 30, 2023	Sep. 30, 2022
Foreign investment
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity method investment ownership percentage	49.00%
VIEs
ORGANIZATION AND PRINCIPAL ACTIVITIES
Assets		¥ 220.8	¥ 53.7
Criteria One | State Harvest Holdings Limited("State Harvest")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity method investment ownership percentage	49.00%
Criteria Two | State Harvest Holdings Limited("State Harvest")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity method investment ownership percentage	49.00%
State Harvest Holdings Limited("State Harvest")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Share exchange transaction variable interest entity voting rights assigned	98.58%
Period of operations	20 years
Disposition of assets		50.00%